Acquisition of Xcite Interactive, Inc. (Details) - Schedule of consideration	9 Months Ended
Sep. 30, 2022 USD ($) shares
Schedule Of Consideration Abstract
Common shares (in Shares) | shares	12,890,029
Cash	$ 112,225
Working capital adjustment	(163,902)
PPP shares	346,031
Total Consideration	13,184,383
Identifiable Assets Acquired and Liabilities Assumed
Cash	27,124
Accounts Receivable	37,719
Property, Plant and Equipment	34,496
Intangible Assets	7,140,000
Other Assets	12,408
Accounts Payable and Accrued Liabilities	(524,853)
Other Liabilities	(123,171)
Total Identifiable Assets	6,603,723
Goodwill $	$ 6,580,660